TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Receivables from contracts with customers [abstract]
Trade receivables	$ 38.6	$ 35.1
Other receivables	0.0	1.5
Trade and other receivables	$ 38.6	$ 36.6
Average credit period, gold and silver	30 days
Average credit period, copper	90 days